Net interest income - Additional information (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 EUR (€)
Net Interest Income Disclosure [Line Items]
Net interest income	€ 7,082		€ 7,021
Negative interest on liabilities	758		€ 770
EU IAS 39 Carve-Out [Member]
Net Interest Income Disclosure [Line Items]
Increase (decrease) of net interest income | $		$ 202		$ 169
TLTRO III [Member]
Net Interest Income Disclosure [Line Items]
Net interest income	6
Negative interest on liabilities | $		$ 321		$ 473
Net interest income recognised from revised interest rate					€ 158
TLTRO III [Member] | Unconditional Interest Benefit [Member]
Net Interest Income Disclosure [Line Items]
Negative interest on liabilities	€ 315